Prudential Multi-Sector Fund, Inc.

                                (Class Z Shares)
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Prospectus dated March 1, 1996

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Prudential Multi-Sector Fund, Inc. (the Fund) is an open-end, diversified, management investment company whose primary investment objective is long-term growth of capital. The Fund seeks to achieve this objective by focusing its investments in domestic and foreign securities, primarily equity securities, of companies in the economic sectors described in the Appendix to the attached Prospectus. The investment adviser expects to make significant shifts in the Fund's investments among those sectors that the investment adviser believes may benefit from economic, demographic or other changes in the 1990's and into the 21st century. Current income is a secondary objective. The Fund's portfolio is aggressively managed and therefore an investment in the Fund should not be considered to be a complete investment program. The Fund may engage in short-selling and short-term trading and may utilize derivatives. These techniques may be considered speculative and may result in higher risks and costs to the Fund. There can be no assurance that the Fund's investment objective will be achieved. See "How the Fund Invests--Investment Objective and Policies." The Fund's address is One Seaport Plaza, New York, New York 10292, and its telephone number is (800) 225-1852.

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Class Z shares are offered exclusively for sale to participants in the PSI
401(k) Plan, an employee benefit plan sponsored by Prudential Securities Incorporated (the PSI 401(k) Plan or the Plan). Only Class Z shares are offered through this Prospectus. The Fund also offers Class A, Class B and Class C shares through the attached Prospectus dated June 30, 1995 (the Retail Class Prospectus), which is a part hereof.
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This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. Additional information about the Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated June 30, 1995, which information is incorporated herein by reference (is legally considered a part of this Prospectus) and is available without charge upon request to the Fund at the address or telephone number noted above.

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Investors are advised to read this Prospectus and retain it for future reference.
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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  FUND EXPENSES

Shareholder Transaction Expenses                                Class Z Shares
  Maximum Sales Load Imposed on Purchases                       --------------
    (as a percentage of offering price).....................         None

  Maximum Sales Load or Deferred Sales Load Imposed
    on Reinvested Dividends.................................         None
  Deferred Sales Load (as a percentage of original
    purchase price or redemption proceeds, whichever
    is lower)...............................................         None
  Redemption Fees...........................................         None
  Exchange Fee..............................................         None


Annual Fund Operating Expenses*                                 Class Z Shares
  (as a percentage of average net assets)                       --------------
  Management Fees...........................................         .65%
  12b-1 Fees................................................         None
  Other Expenses............................................         .54%
                                                                   -----
  Total Fund Operating Expenses.............................        1.19%
                                                                   =====

                                                      1       3      5      10
Example                                              year   years  years   years
-------                                              ----   -----  -----   -----
You would pay the following expenses on a $1,000 investment, assuming:
   (1) 5% annual return and (2) redemption at the end
       of each time period:
          Class Z.................................   $12    $38     $65    $144

The above example is based on expenses expected to have been incurred if Class Z shares had been in existence throughout the fiscal year ended April 30, 1995. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

The purpose of this table is to assist investors in understanding the various costs and expenses that an investor in Class Z shares of the Fund will bear, whether directly or indirectly. For more complete descriptions of the various costs and expenses, see "How the Fund is Managed." "Other Expenses" includes operating expenses of the Fund, such as Directors' and professional fees, registration fees, reports to shareholders, transfer agency and custodian fees and franchise taxes.

------------
* Estimated based on expenses expected to have been incurred if Class Z shares had been in existence throughout the fiscal year ended April 30, 1995.

     The following information supplements "How the Fund is Managed--Distributor" in the Retail Class Prospectus:

     Prudential Securities serves as the Distributor of Class Z shares and incurs the expenses of distributing the Fund's Class Z shares under a Distribution Agreement with the Fund, none of which is reimbursed by or paid for by the Fund.

     The following information supplements "How the Fund Values its Shares" in the Retail Class Prospectus:

     The NAV of Class Z shares will generally be higher than the NAV of Class A, Class B or Class C shares as a result of the fact that the Class Z shares are not subject to any distribution and/or service fee. It is expected, however, that the NAV of the four classes will tend to converge immediately after the recording of dividends, which will differ by approximately the amount of the distribution-related expense accrual differential among the classes.

     The following information supplements "Taxes, Dividends and Distributions-- Taxation of Shareholders" in the Retail Class Prospectus:

     As a qualified plan, the PSI 401(k) Plan generally pays no federal income tax. Individual participants in the Plan should consult Plan documents and their own tax advisers for information on the tax consequences associated with participating in the PSI 401(k) Plan.

     The per share dividends on Class Z shares will generally be higher than the per share dividends on Class A, Class B or Class C shares as a result of the fact that Class Z shares are not subject to any distribution or service fee.

     The following information replaces the information under "Shareholder Guide--How to Buy Shares of the Fund" and "Shareholder Guide--How to Sell Your Shares" in the Retail Class Prospectus:

     Class Z shares of the Fund are offered exclusively for sale to participants in the PSI 401(k) Plan. Such shares may be purchased or redeemed only by the Plan on behalf of individual Plan participants at NAV without any sales or redemption charge. Class Z shares are not subject to any minimum investment requirements. The Plan purchases and redeems shares to implement the investment choices of individual Plan participants with respect to contributions in the Plan. All purchases through the Plan will be for Class Z shares. Effective as of March 1, 1996, Class A shares held through the PSI 401(k) Plan on behalf of participants will be automatically exchanged for Class Z shares. Individual Plan participants should contact the Prudential Securities Benefits Department for information on making or changing investment choices. The Prudential Securities Benefits Department is located at One Seaport Plaza, 33rd Floor, New York, New York 10292 and may be reached by calling (212) 214-7194.

     The average net asset value per share at which shares of the Fund are purchased or redeemed by the Plan for the accounts of individual Plan participants might be more or less than the net asset value per share prevailing at the time that such participants made their investment choices or made their contributions to the Plan.

     The following information supplements "Shareholder Guide--How to Exchange Your Shares" in the Retail Class Prospectus:

     Class Z shareholders of the Fund may exchange their Class Z shares for Class Z shares of certain other Prudential Mutual Funds on the basis of the relative net asset value. You should contact the Prudential Securities Benefits Department about how to exchange your Class Z shares. See "How to Buy Shares of the Fund" above. Participants who wish to transfer their Class Z shares out of the PSI 401(k) Plan following separation from service (i.e., voluntary or involuntary termination of employment or retirement) will have their Class Z shares exchanged for Class A shares at net asset value.

     The information above also supplements the information under "Fund Highlights" in the Retail Class Prospectus as appropriate.

                       PRUDENTIAL MULTI-SECTOR FUND, INC.
                        Supplement dated March 1, 1996 to
                         Prospectus dated June 30, 1995

     The following information supplements "General Information--Description of Common Stock" in the Prospectus:

     The Fund is authorized to offer two billion shares of common stock, $.001 par value per share, divided equally into four classes of shares, designated Class A, Class B, Class C and Class Z shares. Each class represents an interest in the same assets of the Fund and is identical in all respects except that (i) each class is subject to different sales charges and distribution and/or service fees which may affect performance, (ii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (iii) each class has a different exchange privilege, (iv) only Class B shares have a conversion feature and (v) Class Z shares are offered exclusively for sale to participants in the PSI 401(k) Plan, an employee benefit plan sponsored by Prudential Securities. Since Class B and Class C shares generally bear higher distribution expenses than Class A shares, the liquidation proceeds to shareholders of those classes are likely to be lower than to Class A shareholders and to Class Z shareholders, whose shares are not subject to any distribution and/or service fee. In accordance with the Fund's Articles of Incorporation, the Board of Directors may authorize the creation of additional series and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Board of Directors may determine. Currently, the Fund is offering four classes, designated Class A, Class B, Class C and Class Z shares.

     The following information for the Class Z shares supplements "How the Fund Calculates Performance" in the Prospectus:

     The Fund will include performance data for each class of shares offered through the Prospectus in any advertisement or information including performance data of the Fund.

                            PRUDENTIAL MUTUAL FUNDS

                         Supplement dated October 2, 1995

     The following information supplements the prospectuses of each of the Funds listed on the reverse.

                               SHAREHOLDER GUIDE

HOW TO BUY SHARES OF THE FUND

REDUCTION AND WAIVER OF INITIAL SALES CHARGES.

     PRUARRAY PLANS. Class A shares may be purchased at NAV by certain retirement and deferred compensation plans, qualified or non-qualified under the Internal Revenue Code of 1986, as amended, (the Code), including pension, profit-sharing, stock-bonus or other employee benefit plans under Section 401 of the Code and deferred compensation and annuity plans under Sections 457 and 403(b)(7) of the Code that participate in the Transfer Agent's PruArray Program (a benefit plan record keeping service) (hereafter referred to as a PruArray
Plan); provided (i) that the plan has at least $1 million in existing assets or 1,000 eligible employees or participants and (ii) that Prudential Mutual Funds constitute at least one-half of the plan's investment options. The term "existing assets" for this purpose includes stock issued by a PruArray Plan sponsor and shares of non-money market Prudential Mutual Funds and shares of certain unaffiliated non-money market mutual funds that participate in the PruArray Program (Participating Funds). "Existing assets" also include shares of money market funds acquired by exchange from a Participating Fund. After a PruArray Plan qualifies to purchase Class A shares at NAV, all subsequent purchases will be made at NAV.

     Listed below are the names of the Prudential Mutual Funds and the dates of the Prospectuses to which this supplement relates.

           NAME OF FUND                              PROSPECTUS DATE
           ------------                              ---------------
Prudential Adjustable Rate Securities Fund, Inc.     June 26, 1995
Prudential Diversified Bond Fund, Inc.               January 3, 1995
                                                     (as supplemented
                                                     June 20, 1995)
Prudential Equity Fund, Inc.                         February 28, 1995
Prudential Equity Income Fund                        December 30, 1994
Prudential Global Fund, Inc.                         January 3, 1995
Prudential Government Income Fund, Inc.              May 1, 1995
Prudential Growth Opportunity Fund, Inc.             February 1, 1995
Prudential High Yield Fund, Inc.                     February 28, 1995
Prudential IncomeVertible Fund, Inc.                 March 1, 1995
Prudential Intermediate Global Income Fund, Inc.     March 2, 1995
Prudential Multi-Sector Fund, Inc.                   June 30, 1995
Prudential Pacific Growth Fund, Inc.                 January 3, 1995
Prudential Short-Term Global Income Fund, Inc.
  Global Assets Portfolio                            January 3, 1995
  Short-Term Global Income Fund                      January 3, 1995
Prudential Structured Maturity Fund, Inc.            March 1, 1995
Prudential U.S. Government Fund                      January 3, 1995
Prudential Utility Fund, Inc.                        March 1, 1995
Global Utility Fund, Inc.                            February 1, 1995
Nicholas-Applegate Fund, Inc.                        March 6, 1995

MF95OC-7 (revised)

                             PRUDENTIAL MUTUAL FUNDS

                        Supplement dated January 5, 1996

     The following information supplements the Prospectus of each of the Funds listed below.

                               SHAREHOLDER GUIDE

HOW TO BUY SHARES OF THE FUND

REDUCTION AND WAIVER OF INITIAL SALES CHARGES.

     OTHER WAIVERS. In addition, Class A shares may be purchased at NAV, through Prudential Securities or the Transfer Agent, by the following persons: (a) officers and current and former Directors/Trustees of the Prudential Mutual
Funds (including the Fund), (b) employees of Prudential Securities and PMF and their subsidiaries and members of the families of such persons who maintain an "employee related" account at Prudential Securities or the Transfer Agent, (c) employees and special agents of Prudential and its subsidiaries and all persons who have retired directly from active service with Prudential or one of its subsidiaries, (d) registered representatives and employees of dealers who have entered into a selected dealer agreement with Prudential Securities provided that purchases at NAV are permitted by such person's employer and (e) investors who have a business relationship with a financial adviser who joined Prudential Securities from another investment firm, provided that (i) the purchase is made within 180 days of the commencement of the financial adviser's employment at Prudential Securities, or within one year in the case of Benefit Plans, (ii) the purchase is made with proceeds of a redemption of shares of any open-end fund sponsored by the financial adviser's previous employer (other than a money market fund or other no-load fund which imposes a distribution or service fee of
 .25 of 1% or less) and (iii) the financial adviser served as the client's broker on the previous purchase.

     You must notify the Transfer Agent either directly or through Prudential Securities or Prusec that you are entitled to the reduction or waiver of the sales charge. The reduction or waiver will be granted subject to confirmation of your entitlement. No initial sales charges are imposed upon Class A shares acquired upon the reinvestment of dividends and distributions. See "Purchase and Redemption of Fund Shares--Reduction and Waiver of Initial Sales Charges--Class A Shares" in the Statement of Additional Information.

     Listed below are the names of the Prudential Mutual Funds and the dates of the Prospectuses to which this supplement relates.

           NAME OF FUND                                PROSPECTUS DATE
           ------------                                ---------------

The BlackRock Government Income Trust                  August 31, 1995
Global Utility Fund, Inc.                              November 29, 1995
Nicholas-Applegate Fund, Inc.                          March 6, 1995
  Nicholas-Applegate Growth Equity Fund
Prudential Allocation Fund                             September 29, 1995
  Balanced Portfolio
  Strategy Portfolio
Prudential California Municipal Fund
  California Income Series                             November 1, 1995
  California Series                                    November 1, 1995
Prudential Diversified Bond Fund, Inc.                 January 3, 1995
                                                       (As supplemented on
                                                       June 20, 1995)
Prudential Equity Fund, Inc.                           February 28, 1995
Prudential Equity Income Fund                          January 2, 1996
Prudential Europe Growth Fund, Inc.                    June 30, 1995
Prudential Global Genesis Fund, Inc.                   July 31, 1995
Prudential Global Limited Maturity Fund, Inc.
  Limited Maturity Portfolio                           January 3, 1995
Prudential Global Natural Resources Fund, Inc.         July 31, 1995
Prudential Government Income Fund, Inc.                May 1, 1995
Prudential Growth Opportunity Fund, Inc.               November 29, 1995
Prudential High Yield Fund, Inc.                       February 28, 1995
Prudential Intermediate Global Income Fund, Inc.       March 2, 1995
Prudential Jennison Fund, Inc.                         October 27, 1995
Prudential Mortgage Income Fund, Inc.                  August 25, 1995
Prudential Multi-Sector Fund, Inc.                     June 30, 1995
Prudential Municipal Bond Fund                         June 30, 1995
  Insured Series
  High Yield Series
  Intermediate Series
Prudential Municipal Series Fund
  Florida Series                                       November 1, 1995
  Hawaii Income Series                                 November 1, 1995
  Maryland Series                                      November 1, 1995
  Massachusetts Series                                 November 1, 1995
  Michigan Series                                      November 1, 1995
  New Jersey Series                                    November 1, 1995
  New York Series                                      November 1, 1995
  North Carolina Series                                November 1, 1995
  Ohio Series                                          November 1, 1995
  Pennsylvania Series                                  November 1, 1995
Prudential National Municipals Fund, Inc.              February 28, 1995
Prudential Structured Maturity Fund, Inc.              March 1, 1995
  Income Portfolio
Prudential Utility Fund, Inc.                          March 1, 1995

MF950C-17

     The Prospectus is incorporated herein by reference in its entirety from Post-Effective Amendment No. 10 to the Registrant's Registration Statement (File No. 33-33477) filed on December 21, 1995.

                       PRUDENTIAL MULTI-SECTOR FUND, INC.

                        Supplement dated March 1, 1996 to
                    Statement of Additional Information dated
                                  June 30, 1995

     The following information supplements "Directors and Officers" in the Statement of Additional Information:

     As of October 13, 1995, the Directors and officers of the Fund, as a group, owned less than 1% of the outstanding common stock of the Fund.

     As of October 13, 1995, Prudential Securities was the record holder for other beneficial owners of 8,217,793 Class A shares (or 52% of the outstanding Class A shares), 14,817,556 Class B shares (or 83% of the outstanding Class B shares) and 348,434 Class C shares (or 90% of the outstanding Class C shares) of the Fund. In the event of any meetings of shareholders, Prudential Securities will forward, or cause the forwarding of, proxy materials to the beneficial owners for which it is the record holder.

     As of October 13, 1995, the beneficial owners, directly or indirectly, of more than 5% of the outstanding shares of any class of common stock were:
Foundation For Jewish Philan, James Stovroff Annuity TR, DTD 12/29/94, Attn: P. Fleischmann, 787 Delaware Ave., Buffalo, NY 14209-2005, who had 20,833 Class C shares of the Fund (5.9%); Foundation For Jewish Philan, Haskell Stovroff Annuity TR, DID 12/29/94, Attn: P. Fleischmann, 787 Delaware Ave., Buffalo, NY 14209-2005, who held 20,833 Class C shares of the Fund (5.9%); and Buck Anderson, Dick Holland CO-TTEES, Anderson Grain Corp. PFT SH & 401K, P.O. Box 1117, Levelland TX 79336-1117 who held 32,471 Class C shares of the Fund (9.3%).

     The following information supplements "Distributor" in the Statement of Additional Information:

     Prudential Securities serves as the Distributor of Class Z shares and incurs the expenses of distributing the Fund's Class Z shares under a Distribution Agreement with the Fund, none of which is reimbursed by or paid for by the Fund.

     The following information supplements "Purchase and Redemption of Fund Shares" in the Statement of Additional Information:

     Shares of the Fund may be purchased at a price equal to the next determined net asset value per share plus a sales charge which, at the election of the investor, may be imposed either (i) at the time of purchase (Class A shares) or
(ii) on a deferred basis (Class B or Class C shares). Class Z shares of the Fund are not subject to any sales or redemption charge and are offered exclusively for sale to participants in the Prudential Securities 401(k) Plan, an employee benefit plan sponsored by Prudential Securities (the PSI 401(k) Plan). See "Shareholder Guide--How to Buy Shares of the Fund" in the Prospectus.

     Each class represents an interest in the same assets of the Fund and is identical in all respects except that (i) each class is subject to different sales charges and distribution and/or service expenses, which may affect performance, (ii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (iii) each class has a different exchange privilege, (iv) only Class B shares have a conversion feature and (v) Class Z shares are offered exclusively to participants in the PSI 401(k) Plan. See "Distributor" and "Shareholder Investment Account--Exchange Privilege."

Specimen Price Make-up

     Under the current distribution arrangements between the Fund and the Distributor, Class A shares are sold at a maximum sales charge of 5% and Class B*, Class C* and Class Z** shares are sold at net asset value. Using the Fund's net asset value at April 30, 1995, the maximum offering price of the Fund's shares is as follows:

Class A
Net asset value and redemption price per Class A share.......       $13.45
Maximum sales charge (5% of the offering price)..............          .71
                                                                    ------
Offering price to public.....................................       $14.16
                                                                    ======
Class B
Net asset value, offering price and redemption price
  per Class B share*.........................................       $13.29
                                                                    ======
Class C
Net asset value, offering price and redemption price
  per Class C share*.........................................       $13.29
                                                                    ======
Class Z
Net asset value, offering price and redemption price
  per Class Z share**........................................       $13.45
                                                                    ======
-----------
 * Class B and Class C shares are subject to a contingent deferred sales charge on certain redemptions. See "Shareholder Guide--How to Sell Your Shares-- Contingent Deferred Sales Charges" in the Prospectus.
** Class Z shares did not exist at April 30, 1995.

     The following information supplements "Shareholder Investment Account-- Exchange Privilege" in the Statement of Additional Information:

     Class Z. Class Z shares may be exchanged for Class Z shares of the funds listed below which participate in the PSI 401(k) Plan. No fee or sales load will be imposed upon the exchange.

Prudential Allocation Fund
 (Balanced Portfolio)
Prudential Equity Income Fund
Prudential Equity Fund, Inc.
Prudential Global Fund, Inc.
Prudential Government Income Fund, Inc.
Prudential Government Securities Trust
 (Money Market Series)
Prudential Growth Opportunity Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential Jennison Fund Inc. (expected to be available later in 1996) Prudential MoneyMart Assets, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential Utility Fund, Inc.

     The following information supplements "Performance Information" in the Statement of Additional Information:

     Average Annual Total Return. The Fund may from time to time advertise its average annual total return. Average annual total return is determined separately for Class A, Class B, Class C and Class Z shares. See "How the Fund Calculates Performance" in the Prospectus.

     Aggregate Total Return. The Fund may also advertise its aggregate total return. Aggregate total return is determined separately for Class A, Class B, Class C and Class Z shares. See "How the Fund Calculates Performance" in the Prospectus.

     Yield. The Fund may from time to time advertise its yield as calculated over a 30-day period. Yield is calculated separately for Class A, Class B, Class C and Class Z shares.

                                       2